Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	May 31, 2019 USD ($) Segment	May 31, 2018 USD ($) Segment
Revenue From Contract With Customer [Abstract]
Number of reportable segments | Segment	3	3
Revenue performance obligation description of payment terms	Payment terms and conditions vary by contract type, although our customers’ payment terms generally include a requirement to pay within 30 to 60 days of fulfilling our performance obligations.
Revenue, Practical Expedient, Financing Component [true false]	false
Net contract assets (liabilities)	$ 855
Long-term deferred revenue	$ 66,500	$ 64,100